Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues
Cost of revenues
Gross profit
Operating expenses
Research and development	623,522	188,236
General and administrative	1,509,306	483,749
Transaction costs	877,776
Total operating expenses	3,010,604	671,985
Loss from operations	(3,010,604)	(671,985)
Other expense
Other expense	(9,624)
Interest expense, net	(1,402,585)	(409,419)
Total other expense	(1,412,209)	(409,419)
Loss before provision for income taxes	(4,422,813)	(1,081,404)
Provision for income taxes	1,600	800
Net loss	$ (4,424,413)	$ (1,082,204)
Weighted average shares outstanding - basic and diluted	14,952,205	10,928,099
Loss per share - basic and diluted	$ (0.30)	$ (0.10)